Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll expenses	$ 93,404	$ 210,664
Accrued interest expense	565,623	262,546
Accrued deferred charges		74,863
Accrued general and administrative expenses	348,761	209,161
Accrued commissions	39,545	100,793
Other accrued expenses	254,472	259,083
Total	$ 1,301,805	$ 1,117,110